Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

22.    COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitments

As of December 31, 2022, the Company leases offices space under a number of non-cancellable operating lease arrangements, the lease agreement of Zhejiang Jingyuxin had a term of 24 months, the lease agreement of Zheshi health had a term of 12 months and the agreement expires on March 31, 2022 of LAM and a renewed agreement in 2022 of LAM had a term of 225 days and 12 months respectively. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for operating lease is recognized on a straight-line basis over the lease term.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In calculating the initial values of right of use assets and liabilities at inception date, the Company uses the rate implicit in the lease, when available or readily determinable, to discount lease payments to present value. When the leases do not provide a readily determinable implicit rate, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2022	December 31, 2021
Right of use assets	$72,846	$37,313

Operating lease liabilities, current portion	$57,944	$65,498
Operating lease liabilities, noncurrent portion	30,091	—
Total operating lease liabilities	$88,035	$65,498

As of December 31, 2022, the weighted average remaining lease term was 1.3 years, and discount rates were 4.75% for the operating lease.

Rental expense for the years ended December 31, 2022, 2021, and 2020 was $211,625, $237,051 and $147,141, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022:

December 31, 2022
Twelve months ended December 31, 2023	$60,756
Twelve months ended December 31, 2024	30,378
Total lease payments	91,134
Less: imputed interest	(3,099)
Present value of lease liabilities	$88,035